Events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period	. Events after the reporting period

The Group has evaluated subsequent events through March 4, 2026 which is the date consolidated financial statements were issued and concluded that there is nothing material to report.